SCHEDULE I - Summary Of Investments - Other Than Investments in Related Parties	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
SCHEDULE I - Summary Of Investments - Other Than Investments In Related Parties
SCHEDULE I — SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES
THE PROGRESSIVE CORPORATION AND SUBSIDIARIES
(millions)

	December 31, 2025
Type of Investment	Cost	Fair Value	Amount At Which Shown In The Balance Sheet
Fixed maturities:
Bonds:
United States Government and government agencies and authorities	$43,114	$43,298	$43,298
States, municipalities, and political subdivisions	3,342	3,303	3,303
Foreign government obligations	17	17	17
Public utilities	1,832	1,859	1,859
Corporate and other debt securities	17,941	18,132	18,132
Asset-backed securities	16,458	16,257	16,257
Total fixed maturities	82,704	82,866	82,866
Equity securities:
Common stocks:
Public utilities	34	128	128
Banks, trusts, and insurance companies	145	611	611
Industrial, miscellaneous, and all other	640	3,359	3,359
Nonredeemable preferred stocks	419	404	404
Total equity securities	1,238	4,502	4,502
Short-term investments	10,005	10,005	10,005
Total investments	$93,947	$97,373	$97,373

Progressive did not have any securities of any one issuer, excluding U.S. government obligations, with an aggregate cost or fair value exceeding 10% of total shareholders’ equity at December 31, 2025.